Cash	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash	NOTE 3. CASH Cash consisted of the following:
	As of December 31, 2017	As of December 31, 2016

Cash on hand	$78,675	$3,038
Cash in banks	27,086,587	1,877,387
Total cash	$27,165,262	$1,880,425